Annual Total Returns [BarChart] - iShares iBonds Dec 2023 Term Muni Bond ETF - iShares iBonds Dec 2023 Term Muni Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2018	1.20%
Annual Return 2019	4.74%
Annual Return 2020	2.89%